Income Taxes - Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Details)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expenses	13.00%	15.00%	(14.00%)
Additional tax deduction		(6.00%)	1.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	(1.00%)	19.00%	(31.00%)
Effect of valuation allowance	2.00%
Effective tax rate	39.00%	53.00%	(19.00%)